Fair Value	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value

Note 10 — Fair Value

Fair Value Option Election — Convertible Notes

We elected to account for the Senior Convertible Notes by applying the fair value option. Under the fair value option, the financial liability is initially measured at its issue-date estimated fair value and subsequently remeasured at its estimated fair value on a recurring basis at each reporting period date. The change in estimated fair value resulting from changes in instrument-specific credit risk is recorded in other comprehensive loss as a component of equity. The remaining estimated fair value adjustment is presented as a single line item within Other (expense) income in our condensed consolidated statements of operations under the caption, Change in fair value of convertible notes.

For the Senior Convertible Notes, which are measured at fair value categorized within Level 3 of the fair value hierarchy, the following represents a reconciliation of the fair values for the three and nine months ended September 30, 2023 and September 30, 2022:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Fair value balance at beginning of period	$9,265,000	$13,388,000	$14,607,000	$17,305,000
Principal payments in cash and Common Stock	(1,500,000)	—	(7,929,457)	(5,380,000)
Change in fair value reported in the statements of operations	(185,000)	1,113,000	863,457	2,840,000
Change in fair value reported in other comprehensive loss	3,000	(26,000)	42,000	(290,000)
Fair value balance at end of period	$7,583,000	$14,475,000	$7,583,000	$14,475,000

The estimated fair value of the Senior Convertible Notes was computed using Monte Carlo simulations, which incorporates significant inputs that are not observable in the market, and thus represents a Level 3 measurement as defined by GAAP. The unobservable inputs utilized for measuring the fair value of the Senior Convertible Notes reflect our assumptions about the assumptions that market participants would use in valuing the Senior Convertible Notes as of its issuance date and subsequent reporting periods.

We estimated the fair value by using the following key inputs to the Monte Carlo Simulation Models:

Fair Value Assumptions – Convertible Notes	September 30, 2023	December 31, 2022
Face value principal payable	$6,733,271	$14,662,727
Original conversion price	$4.75	$4.75
Value of Common Stock	$0.22	$0.69
Expected term (years)	1.0	1.8
Volatility	102%	77%
Market yield	41.2%	44.3 to 43.9%
Risk free rate	4.7%	4.4%
Issue date	October 5, 2021	October 5, 2021
Maturity date	October 5, 2024	October 5, 2024

Fair Value Measurement — Private Warrants

For the Private Warrants, which are classified as derivative liabilities on our condensed consolidated balance sheets and are measured at fair value categorized within Level 3 of the fair value hierarchy, the following represents a reconciliation of the fair values for the three and nine months ended September 30, 2023 and September 30, 2022:

	Three Months Ended Sept 30,		Nine Months Ended Sept 30,
	2023	2022	2023	2022
Fair value balance at beginning of period	$—	$45,127	$—	$63,178
Change in fair value reported in the statements of operations	—	(33,845)	—	(51,896)
Fair value balance at end of period	$—	$11,282	$—	$11,282

We utilized a binomial lattice model, which incorporates significant inputs, specifically the expected volatility, that are not observable in the market, and thus represents a Level 3 measurement as defined in GAAP. The unobservable inputs utilized for measuring the fair value of the Private Warrants reflect our estimates regarding the assumptions that market participants would use in valuing the Warrants as of the end of the reporting periods.

We recognize changes to the derivative liability against earnings or loss each reporting period. Upon exercise of the Private Warrants, holders will receive a delivery of Akerna shares on a net or gross share basis per the terms of the Private Warrants and any exercise will reclassify the Private Warrants, at the time of exercise, to shareholder’s equity to reflect the equity transaction. There are no periodic settlements prior to the holder exercising the Private Warrants. There were no transfers in or out of Level 3 from other levels for the fair value hierarchy. The value of the private warrants was assessed to be zero as of September 30, 2023.

We estimated the fair value by using the following key inputs:

Fair Value Assumptions – Private Warrants	September 30, 2023	December 30, 2022
Number of Private Warrants	225,635	225,635
Original conversion price	$230	$230.00
Value of Common Stock	$0.605	$0.69
Expected term (years)	0.96	1.46
Volatility	NM	NM
Risk free rate	NM	NM

NM – Not meaningful.

Fair Value Measurement — 2022 Unit Offering Common and Underwriter Warrants

The fair value of the Common Warrants and Underwriter Warrants issued in connection with our 2022 Unit Offering represent a measurement within Level 3 of the fair value hierarchy and were estimated based on the following key inputs as of the date of the 2022 Unit Offering:

Fair Value Assumptions – 2022 Common and Underwriter Warrants	July 5, 2022
Exercise price	$4.60
Expected term (years)	5.0
Volatility	136.9%

We utilized a Black-Scholes-Merton option pricing model, which incorporates significant inputs, specifically the expected volatility, that are not observable in the market, and thus represents a Level 3 measurement as defined in GAAP. The unobservable inputs utilized for measuring the fair value of the Common and Underwriter Warrants reflect our estimates regarding the assumptions that market participants would have used in valuing the Warrants as of the date of the 2022 Unit Offering or July 5, 2022. The fair value of the Common Warrants and Underwriter Warrants was recorded in equity as a component of the net proceeds received from the 2022 Unit Offering (see Note 9).

Note 15 — Fair Value

Fair Value Measurement — Contingent Consideration

In connection with our acquisition of 365 Cannabis in October 2021, the 365 Cannabis selling shareholders had the potential to earn contingent consideration payable in Common Stock or cash if certain revenue criteria were met. The fair value of the contingent consideration, or Earn-out Obligation, on the date of acquisition of 365 Cannabis was $6.3 million. The Earn-out Obligation was reduced by $3.0 million in September 2022 in connection with the finalization of the purchase accounting associated with the acquisition of 365 Cannabis. The carrying amount of the Earn-out Obligation was further reduced to its fair value of $2.3 million on December 31, 2022 in connection with the sale of 365 Cannabis that was completed in January 2023. The corresponding adjustments have been reflected in the loss from discontinued operations for the year ended December 31, 2022.

We value contingent consideration using a probability-weighted discounted cash flow model, which incorporates inputs that are not observable in the market and thus represents a Level 3 measurement as defined in GAAP. The unobservable inputs utilized for measuring the fair value of the contingent consideration reflect management’s own assumptions about the assumptions that market participants would use in valuing the contingent consideration as of the valuation date, as well as our knowledge of specific transactions that effect the calculation.

Fair Value Option Election — Convertible Notes

We elected to account for both the Senior Convertible Notes and the 2020 Notes by applying the fair value option. Under the fair value option, the financial liability is initially measured at its issue-date estimated fair value and subsequently remeasured at its estimated fair value on a recurring basis at each reporting period date. The change in estimated fair value resulting from changes in instrument-specific credit risk is recorded in Other comprehensive income as a component of stockholders’ equity (deficit). The remaining estimated fair value adjustment is presented as a single line item within Other income (expense) in our consolidated statement of operations under the caption, Change in fair value of convertible notes.

For the 2020 Notes and Senior Convertible Notes, which are measured at fair value categorized within Level 3 of the fair value hierarchy, the following is a reconciliation of the fair values for the periods presented:

2020 Notes
Ending fair value balance – December 31, 2020	$13,398,000
Principal payments in cash and Common Stock	(15,172,727)
Change in fair value reported in the statements of operations	2,030,904
Change in fair value reported in other comprehensive income	(70,000)
Gain on extinguishment of debt reported in the statement of operations	(186,177)
Ending fair value balance – October 5, 2021	$—

For the Senior Secured Notes, which are measured at fair value categorized within Level 3 of the fair value hierarchy, the following is a reconciliation of the fair values from October 5, 2021 to December 31, 2022:

Senior Convertible Notes
Beginning fair value balance on October 5, 2021	$18,000,000
Principal payments in cash and Common Stock	—
Change in fair value reported in the statements of operations	(665,000)
Change in fair value reported in other comprehensive income	(30,000)
Ending fair value balance – December 31, 2021	$17,305,000
Principal payments in cash and Common Stock	(5,337,273)
Change in fair value reported in the statements of operations	2,884,273
Change in fair value reported in other comprehensive income	(245,000)
Ending fair value balance – December 31, 2022	$14,607,000

The estimated fair value of the Senior Convertible Notes and the 2020 Notes were computed using Monte Carlo simulations, which incorporates significant inputs that are not observable in the market, and thus represents a Level 3 measurement as defined by GAAP. The unobservable inputs utilized for measuring the fair value of the Senior Convertible Notes and the 2020 Notes reflect our assumptions about the assumptions that market participants would use in valuing the Senior Convertible Notes and 2020 Notes as of the issuance date and subsequent reporting periods.

We determined the fair value of the Senior Convertible Notes by using the following key inputs to the Monte Carlo Simulation Model:

	As of December 31,
Fair Value Assumptions – Senior Convertible Notes	2022	2021
Face value principal payable	$14,662,727	$20,000,000
Conversion prices, as adjusted for the Reverse Stock Split and certain securities offerings	$4.75	$4.05
Value of Common Stock on measurement date	$0.69	$1.75
Expected term (years)	1.8	2.8
Volatility	77%	75%
Market yield (range)	44.3 to 43.9%	37.1 to 0%
Risk free rate	4.4%	1.0%
Issue date	October 5, 2021	October 5, 2021
Maturity date	October 5, 2024	October 5, 2024

Fair Value Measurement — Private Warrants

For the Private Warrants, which are classified as derivative liabilities on our consolidated balance sheets and measured at fair value categorized within Level 3 of the fair value hierarchy, the following is a reconciliation of the fair values for the years ended December 31, 2022 and December 31, 2021:

	Year Ended December 31,
	2022	2021
Fair value balance at beginning of period	$63,178	$311,376
Change in fair value reported in the statements of operations	(63,178)	(248,198)
Fair value balance at end of period	$—	$63,178

We utilized a binomial lattice model, which incorporates significant inputs, specifically the expected volatility, that are not observable in the market, and thus represents a Level 3 measurement as defined in GAAP. The unobservable inputs utilized for measuring the fair value of the Private Warrants reflect our estimates regarding the assumptions that market participants would use in valuing the 2019 Public Warrants as of the end of the reporting periods.

We recognize changes to the derivative liability against earnings or loss each reporting period. Upon exercise of the Private Warrants, holders will receive a delivery of Akerna shares on a net or gross share basis per the terms of the Private Warrants and any exercise will reclassify the Private Warrants, at the time of exercise, to stockholders’ equity to reflect the equity transaction. There are no periodic settlements prior to the holder exercising the Private Warrants. There were no transfers in or out of Level 3 from other levels for the fair value hierarchy.

We estimated the fair value by using the following key inputs:

	As of December 31,
Fair Value Assumptions – Private Warrants	2022	2021
Number of Private Warrants	225,635	225,635
Exercise price, as adjusted for the Reverse Stock Split	$230.00	$230.00
Value of Common Stock on measurement date	$0.69	$1.75
Expected term (years)	1.46	2.46
Volatility	NM	85.8%
Risk free rate	NM	0.8%

Fair Value Measurement — 2022 Unit Offering Common and Underwriter Warrants

The fair value of the Common Warrants and Underwriter Warrants issued in connection with the 2022 Unit Offering represent a measurement within Level 3 of the fair value hierarchy and were estimated based on the following key inputs as of the date of the 2022 Unit Offering:

Fair Value Assumptions – 2022 Common and Underwriter Warrants	July 5, 2022
Exercise price as adjusted for the Reverse Stock Split	$4.60
Expected term (years)	5.0
Volatility	136.9%

We utilized a Black-Scholes-Merton option pricing model, which incorporates significant inputs, specifically the expected volatility, that are not observable in the market, and thus represents a Level 3 measurement as defined in GAAP. The unobservable inputs utilized for measuring the fair value of the Common and Underwriter Warrants reflect our estimates regarding the assumptions that market participants would have used in valuing the Warrants as of the date of the 2022 Unit Offering or July 5, 2022. The fair value of the Common Warrants and Underwriter Warrants was recorded in equity as a component of the net proceeds received from the 2022 Unit Offering (see Note 13).